Cost of sales and other operating cost	12 Months Ended
Dec. 31, 2025
Cost of sales and other operating cost
Cost of sales and other operating cost
23.	Cost of sales and other operating cost

	Year ended
	December 31,
	2025	2024
	($)	($)
Salaries and benefits	6,851	5,604
Share-based compensation	31	9
Royalties	1,444	318
Contract Services	17,881	9,935
Raw materials and consumables	3,178	1,958
Operational overhead and write-downs	6,429	8,141
Environmental rehabilitation obligations (Note 18)	18,621	—
Depreciation	6,280	7,812
	60,715	33,777